Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
REVENUE	$ 17,252,662	$ 13,272,075	$ 14,690,295
COST OF REVENUE	9,105,337	7,169,404	7,759,872
GROSS PROFIT	8,147,325	6,102,671	6,930,423
OPERATING EXPENSES
Selling expenses	4,882,958	3,697,909	4,126,126
General and administrative expenses	3,874,868	3,842,787	3,249,181
Total operating expenses	8,757,826	7,540,696	7,375,307
LOSS FROM OPERATIONS	(610,501)	(1,438,025)	(444,884)
OTHER INCOME (EXPENSE)
Interest income (expense), net	35,505	(35,457)	(98,033)
Other income, net	193,425	194,824	1,065,963
Interest income from long term debt investment	534,575
Total other income, net	763,505	159,367	967,930
INCOME (LOSS) BEFORE INCOME TAX EXPENSE	153,004	(1,278,658)	523,046
INCOME TAX EXPENSE	(119,416)	(9,547)	(16,277)
NET INCOME (LOSS)	33,588	(1,288,205)	506,769
Foreign currency translation (loss) income	(130,778)	(369,705)	88,952
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (97,190)	$ (1,657,910)	$ 595,721
Earnings (loss) per ordinary share - basic (in Dollars per share)	$ 0.003	$ (0.14)	$ 0.06
Weighted average shares - basic (in Shares)	11,537,373	9,000,000	9,000,000